Note 21 - Business Acquisition - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill resulting from the Liberty merger		$ 31,735	$ 15,071
Liberty Bancshares Inc [Member]
Total purchase price	$ 73,265
Cash	18,406	18,406	0
Loans and loans held for sale	312,618
Investments	57,907
Premises and equipment, net	6,087	6,087	0
Accrued interest receivable	1,563	1,563	0
Bank-owned life insurance	16,290	16,290	0
Core deposit intangible	6,670
Mortgage servicing rights	1,680
Other assets	3,111	3,111	0
Time deposits	(69,278)
Non-time deposits	(294,684)
Accrued interest payable	(246)
Other liabilities	(3,523)	(3,523)	0
Total net assets acquired	56,601
Goodwill resulting from the Liberty merger	$ 16,664	$ 16,664	$ 0